Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2024 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CNY (¥)
Income tax rate	[1]	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefit			¥ 5,480	¥ 5,480	¥ 5,480			$ 751	$ 751	¥ 5,480
Interest expense on unrecognized tax benefit			0	0	0
Unrecognized tax benefits income tax penalties and interest accrued			¥ 0	0	0
HONG KONG
Income tax rate						16.50%	16.50%
Ehfly [Member] | HONG KONG
Income tax rate						8.25%	8.25%
Effective income tax rate reconciliation, noncontrolling interest income (loss), amount | $		$ 2.0
Ehang HK [Member] | HONG KONG
Effective income tax rate reconciliation, noncontrolling interest income (loss), amount | $		$ 2.0
PRC [Member]
Income tax rate		25.00%	25.00%
High and New Technology Enterprise, tax rate		15.00%	15.00%
Deductible tax losses			¥ 1,034,318	977,448	¥ 786,444			141,701
Effective income tax rate reconciliation qualified research and development additional deduction percent		75.00%	75.00%
Income Tax Examination, Description		five years	five years
PRC [Member] | Tax Year 2008 Onwards [Member]
Effective income tax rate reconciliation qualified research and development additional deduction percent		50.00%	50.00%
PRC [Member] | Tax Year From 2018 to 2020 [Member]
Effective income tax rate reconciliation qualified research and development additional deduction percent		75.00%	75.00%
PRC [Member] | EH Kashi Ehang Egret Media Technology Co Ltd Ehang Egret Ks [Member]
Enterprise income tax preferential rate			¥ 0
Income tax exemption period					5 years
PRC [Member] | EHang intelligent [member]
High and New Technology Enterprise, tax rate		15.00%	15.00%
PRC [Member] | EHang Egret GD [Member]
High and New Technology Enterprise, tax rate		15.00%	15.00%
PRC [Member] | Ehang Intelligent Equipment Guanghou Co Ltd [Member]
Effective income tax rate reconciliation qualified research and development super deduction percent		100.00%	100.00%
PRC [Member] | Ehang Yunfu [Member]
Effective income tax rate reconciliation qualified research and development super deduction percent		100.00%	100.00%
CHINA
Withholding tax rate for non-PRC resident enterprises		10.00%	10.00%
FRANCE
Income tax rate		28.00%	28.00%
SPAIN
Income tax rate		25.00%	25.00%
Minimum [Member] | PRC [Member]
Deductible tax losses, period		5 years	5 years
Maximum [Member] | PRC [Member]
Deductible tax losses, period		10 years	10 years
Austrian Minister Of Finance [Member]
Income tax rate		25.00%	25.00%
Hong Kong [Member] | Not Expirable [Member]
Deductible tax losses			¥ 32,893	¥ 31,890	¥ 29,411			$ 4,506

[1]	The PRC statutory tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.